Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Preference shares [member]
Summary of Preferred Shares

	PREFERRED SHARES	DIVIDENDS	TOTAL
Balance at January 1, 2020	$221,927	$26,713	$248,640
Issuance, net of related costs	162,401	—	162,401
Accretion of issuance costs	7,751	—	7,751
Dividends accrued	—	23,578	23,578
Fair value adjustment of convertible feature	9,351	—	9,351
Balance at December 31, 2020	401,430	50,291	451,721
Accretion of issuance costs	8,498	—	8,498
Dividends accrued	—	16,156	16,156
Converted to Share Premium from Merger	(409,928)	(66,447)	(476,375)
Balance at December 31, 2021	$-	$-	$-